Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands with limited liability. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading and pioneer wealth management service provider in the People’s Republic of China (“PRC”) offering comprehensive one-stop advisory services on global investment and asset allocation primarily for high net wealth (“HNW”) investors. The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated VIE, founded in the PRC in August 2005.